Leases - Maturity Analysis of Undiscounted Cash Out Flows (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finance leases
2022	$ 43
2023	30
2024	18
2025	9
2026	8
Thereafter	28
Imputed Interest	(36)
Finance lease obligations	99	$ 91
Operating leases
2022	1,047
2023	845
2024	685
2025	424
2026	313
Thereafter	356
Imputed Interest	(234)
Operating lease liabilities	3,435
Amount of leases not yet commenced	$ 202